Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Carrying Amounts and Fair Values of the Company’s Financial Instruments (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Carrying amount [Member]
Assets
Financial assets at fair value through other comprehensive income	RM 427,165,899	$ 101,399,553	RM 127,618,662
Liabilities
Warrant liabilities	140,304	33,305	148,887
Fair value [Member]
Assets
Financial assets at fair value through other comprehensive income	427,165,899	101,399,553	127,618,662
Liabilities
Warrant liabilities	RM 140,304	$ 33,305	RM 148,887